Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

23. Segment Information

The Corporation is a multi-bank holding company headquartered in Newark, Ohio. The operating segments for the Corporation are its two chartered bank subsidiaries, The Park National Bank (headquartered in Newark, Ohio) and Vision Bank (headquartered in Panama City, Florida). Guardian Financial Services Company is a consumer finance company and is excluded from PNB for segment reporting purposes. GFSC is included within the presentation of "All Other" in the segment reporting tables that follow. GAAP requires management to disclose information about the different types of business activities in which a company engages and also information on the different economic environments in which a company operates, so that the users of the financial statements can better understand a company's performance, better understand the potential for future cash flows, and make more informed judgments about the company as a whole. Park's two operating segments are in line with GAAP as there are: (i) two separate and distinct geographic markets in which Park operates, (ii) discrete financial information is available for each operating segment and (iii) the segments are aligned with internal reporting to Park's Chief Executive Officer, who is the chief operating decision maker.

Operating results for the year ended December 31, 2011 (In thousands)
	PNB	VB	All Other	Total
Net interest income	$236,282	$27,078	$9,874	$273,234
Provision for loan losses	30,220	31,052	2,000	63,272
Other income (loss)	90,982	6,617	(2,689)	94,910
Other expense	146,235	31,379	10,703	188,317
Income (loss) before taxes	150,809	(28,736)	(5,518)	116,555
Income taxes (benefit)	43,958	(6,210)	(3,333)	34,415
Net income (loss)	$106,851	$(22,526)	$(2,185)	$82,140
Balances at December 31, 2011
Assets	$6,281,747	$650,935	$39,563	$6,972,245
Assets held for sale (1)	--	382,462	--	382,462
Loans	4,172,424	123,883	20,792	4,317,099
Deposits	4,611,646	32	(146,564)	4,465,114
Liabilities held for sale (2)	--	536,186	--	536,186

Operating results for the year ended December 31, 2010 (In thousands)
	PNB	VB	All Other	Total
Net interest income	$237,281	$27,867	$8,896	$274,044
Provision for loan losses	23,474	61,407	2,199	87,080
Other income (loss)	80,512	(6,024)	392	74,880
Other expense	144,051	31,623	11,433	187,107
Income (loss) before taxes	150,268	(71,187)	(4,344)	74,737
Income taxes (benefit)	47,320	(25,773)	(4,911)	16,636
Net income (loss)	$102,948	$(45,414)	$567	$58,101
Balances at December 31, 2010
Assets	$6,495,558	$791,945	$(5,242)	$7,282,261
Loans	4,074,775	640,580	17,330	4,732,685
Deposits	4,622,693	633,432	(160,705)	5,095,420

Operating results for the year ended December 31, 2009 (In thousands)
	PNB	VB	All Other	Total
Net interest income	$236,107	$25,634	$11,750	$273,491
Provision for loan losses	22,339	44,430	2,052	68,821
Other income (loss)	82,770	(2,047)	467	81,190
Other expense	148,048	28,091	12,586	188,725
Income (loss) before taxes	148,490	(48,934)	(2,421)	97,135
Income taxes (benefit)	47,032	(18,824)	(5,265)	22,943
Net income (loss)	$101,458	$(30,110)	$2,844	$74,192
Balances at December 31, 2009
Assets	$6,182,257	$897,981	$(39,909)	$7,040,329
Loans	3,950,599	677,018	12,815	4,640,432
Deposits	4,670,113	688,900	(170,961)	5,188,052

(1)	The assets held for sale represent the loans and other assets at Vision Bank that will be sold in the first quarter of 2012.
(2)	The liabilities held for sale represent the deposits and other liabilities at Vision Bank that will be sold in the first quarter of 2012.

The following is a reconciliation of financial information for the reportable segments to the Corporation's consolidated totals:

	2011
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$263,360	$7,562	$170,052	$37,748	$6,932,682	$4,611,678
Elimination of intersegment items	-	-	-	-	(57,286)	(146,564)
Parent Co. & GFSC totals - not eliminated	9,874	21	10,682	(3,333)	96,849	-
Totals	$273,234	$7,583	$180,734	$34,415	$6,972,245	$4,465,114

	2010
	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$265,148	$7,109	$168,565	$21,547	$7,287,503	$5,256,125
Elimination of intersegment items	-	-	-	-	(77,876)	(160,705)
Parent Co. & GFSC totals - not eliminated	8,896	17	11,416	(4,911)	72,634	-
Totals	$274,044	$7,126	$179,981	$16,636	$7,282,261	$5,095,420

	2009
	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$261,741	$7,451	$168,688	$28,208	$7,080,238	$5,359,013
Elimination of intersegment items	-	-	-	-	(114,214)	(170,961)
Parent Co. & GFSC totals - not eliminated	11,750	22	12,564	(5,265)	74,305	-
Totals	$273,491	$7,473	$181,252	$22,943	$7,040,329	$5,188,052